Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jan/Jul
Schedule of Investments
March 31, 2022 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 36.87%
iShares 0-3 Month Treasury Bond ETF		1,000	$100,050
Schwab Short-Term U.S. Treasury ETF		1,971	97,643
SPDR Portfolio Short Term Treasury ETF		1,647	48,834
Vanguard Short-Term Treasury ETF		1,647	97,601
TOTAL EXCHANGE TRADED FUNDS (Cost $349,789)			344,128

	Contracts	Notional Amount
PURCHASED OPTIONS - 107.36% (a)(b)
CALL OPTIONS - 98.53%
S&P 500® Mini Index, Expires 7/11/2022, Strike Price $0.48	20	$906,080	904,708
S&P 500® Mini Index, Expires 7/11/2022, Strike Price $467.04	14	634,256	14,895
			919,603
PUT OPTIONS - 8.83%
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 7/11/2022, Strike Price $122.88	77	931,238	32,805
iShares 20+ Year Treasury Bond ETF, Expires 7/11/2022, Strike Price $134.71	70	924,560	49,195
S&P 500® Mini Index, Expires 7/11/2022, Strike Price $187.29	20	906,080	446
			82,446
TOTAL PURCHASED OPTIONS (Cost $1,005,077)			1,002,049

Total Investments (Cost $1,354,866) - 144.23%			1,346,177
Liabilities in Excess of Other Assets - (44.23)%			(412,805)
TOTAL NET ASSETS - 100.00%			$933,372

Percentages are stated as a percent of net assets.

(a) Exchange-Traded
(b) Purchased option contracts are held in connection with corresponding written option contracts.

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jan/Jul
SCHEDULE OF OPTIONS WRITTEN (a)
March 31, 2022

	Expiration	Strike Price	Contracts	Notional Amount	Value
CALL OPTIONS
S&P 500® Mini Index	7/11/2022	$187.29	20	$(906,080)	$(533,247)
					(533,247)
PUT OPTIONS
iShares iBoxx $ Investment Grade Corporate Bond ETF	7/11/2022	$129.35	77	(931,238)	(72,793)
iShares 20+ Year Treasury Bond ETF	7/11/2022	$141.80	70	(924,560)	(84,069)
S&P 500® Mini Index	7/11/2022	$467.04	10	(453,040)	(23,313)
					(180,175)
Total Options Written (Premiums Received $657,303)					$(713,422)

(a) Exchange-Traded